Segment Information - Summary of Segment Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	€ 2,023	€ 2,146	€ 2,200
Fair value items	(689)	(409)	(16)
Realized gains / (losses) on investments	403	(79)	408
Impairment charges	(95)	(58)	(46)
Impairment reversals	73	39	32
Other income / (charges)	(281)	(874)	(72)
Run-off businesses	23	(14)	30
Income/(loss) before tax	1,457	751	2,534
Income tax (expense) / benefit	(218)	(40)	(65)
Net income / (loss)	1,239	711	2,470
Revenues
Life insurance gross premiums	15,926	16,969	19,952
Accident and health insurance	1,823	1,979	2,511
General insurance	390	367	363
Total gross premiums	18,138	19,316	22,826
Investment income	7,531	7,035	7,338
Fee and commission income	2,523	2,558	2,802
Other revenues	6	5	7
Total revenues	28,197	28,914	32,973
Segment total [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	1,973	2,074	2,140
Fair value items	(601)	(291)	81
Realized gains / (losses) on investments	405	(77)	413
Impairment charges	(95)	(58)	(46)
Impairment reversals	73	39	32
Other income / (charges)	(281)	(875)	(68)
Run-off businesses	23	(14)	30
Income/(loss) before tax	1,497	798	2,580
Income tax (expense) / benefit	(258)	(87)	(110)
Net income / (loss)	1,239	711	2,470
Revenues
Life insurance gross premiums	16,617	17,548	20,498
Accident and health insurance	1,872	2,015	2,531
General insurance	512	479	466
Total gross premiums	19,002	20,042	23,496
Investment income	7,595	7,095	7,396
Fee and commission income	2,740	2,782	2,990
Other revenues	16	12	13
Total revenues	29,352	29,930	33,895
Geographical Consolidation [member] | Asset management [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	139	151	136
Realized gains / (losses) on investments		2	3
Other income / (charges)	(7)	(5)	(49)
Income/(loss) before tax	133	149	90
Income tax (expense) / benefit	(36)	(44)	(42)
Net income / (loss)	97	105	48
Inter-segment underlying earnings	193	198	214
Revenues
Investment income	5	5	4
Fee and commission income	627	632	609
Other revenues	1	1
Total revenues	633	638	613
Inter-segment revenues	187	206	222
Geographical Consolidation [member] | Americas [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	1,124	1,216	1,381
Fair value items	272	(613)	170
Realized gains / (losses) on investments	125	(204)	157
Impairment charges	(54)	(46)	(37)
Impairment reversals	68	37	22
Other income / (charges)	(156)	(397)	(353)
Run-off businesses	23	(14)	30
Income/(loss) before tax	1,401	(20)	1,370
Income tax (expense) / benefit	(220)	71	198
Net income / (loss)	1,182	51	1,568
Inter-segment underlying earnings	(61)	(73)	(78)
Revenues
Life insurance gross premiums	7,279	7,004	7,437
Accident and health insurance	1,416	1,571	2,115
Total gross premiums	8,694	8,575	9,553
Investment income	3,172	3,125	3,368
Fee and commission income	1,757	1,826	1,919
Other revenues	8	5	5
Total revenues	13,631	13,530	14,844
Inter-segment revenues	1	1
Geographical Consolidation [member] | The Netherlands [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	648	615	557
Fair value items	(741)	250	(31)
Realized gains / (losses) on investments	240	46	184
Impairment charges	(30)	4	(3)
Impairment reversals	5	2	10
Other income / (charges)	(1)	(132)	296
Income/(loss) before tax	121	784	1,013
Income tax (expense) / benefit	(27)	(136)	(196)
Net income / (loss)	94	648	818
Inter-segment underlying earnings	(105)	(101)	(111)
Revenues
Life insurance gross premiums	1,765	1,632	1,857
Accident and health insurance	228	219	203
General insurance	130	136	148
Total gross premiums	2,123	1,987	2,208
Investment income	2,224	2,265	2,172
Fee and commission income	237	211	326
Total revenues	4,583	4,463	4,706
Inter-segment revenues	12	2	(1)
Geographical Consolidation [member] | United Kingdom [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	139	128	116
Fair value items	(131)	59	(82)
Realized gains / (losses) on investments	3	83	62
Other income / (charges)	(38)	(252)	40
Income/(loss) before tax	(27)	19	137
Income tax (expense) / benefit	(7)	20	(56)
Net income / (loss)	(34)	38	81
Inter-segment underlying earnings	(87)	(82)	(87)
Revenues
Life insurance gross premiums	6,282	7,509	9,603
Accident and health insurance	28	29	32
Total gross premiums	6,309	7,539	9,635
Investment income	1,830	1,346	1,517
Fee and commission income	197	198	235
Total revenues	8,337	9,083	11,387
Geographical Consolidation [member] | Southern & Eastern Europe [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	88	96	71
Fair value items	7	6
Realized gains / (losses) on investments	27		1
Impairment charges		(2)	(2)
Impairment reversals		1
Other income / (charges)	33	(26)
Income/(loss) before tax	155	76	70
Income tax (expense) / benefit	(19)	(19)	(15)
Net income / (loss)	136	57	56
Inter-segment underlying earnings	(16)	(18)	(12)
Revenues
Life insurance gross premiums	552	622	619
Accident and health insurance	110	102	84
General insurance	382	343	319
Total gross premiums	1,044	1,067	1,022
Investment income	76	83	85
Fee and commission income	50	63	60
Other revenues			3
Total revenues	1,171	1,213	1,170
Geographical Consolidation [member] | Asia [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	62	55	49
Fair value items	(4)	3
Realized gains / (losses) on investments	9	(8)	4
Impairment charges	(1)	(5)	(1)
Impairment reversals	1
Other income / (charges)	(18)	(7)	(19)
Income/(loss) before tax	48	36	33
Income tax (expense) / benefit	(14)	(25)	(28)
Net income / (loss)	33	11	5
Inter-segment underlying earnings	(4)	(5)	(1)
Revenues
Life insurance gross premiums	737	779	983
Accident and health insurance	91	94	97
Total gross premiums	828	873	1,080
Investment income	303	268	246
Fee and commission income	59	58	63
Other revenues	1	2	1
Total revenues	1,191	1,201	1,390
Inter-segment revenues			3
Eliminations [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	1	1
Income/(loss) before tax	1	1
Net income / (loss)	1	1
Revenues
Life insurance gross premiums	(8)	(7)	(9)
General insurance	(1)	(1)	(1)
Total gross premiums	(9)	(8)	(10)
Investment income	(284)	(284)	(291)
Fee and commission income	(187)	(206)	(222)
Total revenues	(480)	(499)	(523)
Eliminations [member] | Holding and other activities [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	(228)	(189)	(170)
Fair value items	(4)	5	24
Realized gains / (losses) on investments	1	4
Impairment charges	(10)	(9)	(3)
Other income / (charges)	(95)	(57)	16
Income/(loss) before tax	(335)	(247)	(134)
Income tax (expense) / benefit	65	46	29
Net income / (loss)	(270)	(201)	(105)
Inter-segment underlying earnings	79	80	73
Revenues
Life insurance gross premiums	11	9	7
General insurance	1	1	1
Total gross premiums	12	10	8
Investment income	269	286	295
Other revenues	5	4	4
Total revenues	286	300	308
Inter-segment revenues	280	290	298
Joint ventures and associates eliminations [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	50	72	61
Fair value items	(88)	(119)	(97)
Realized gains / (losses) on investments	(2)	(2)	(5)
Impairment charges			0
Other income / (charges)		1	(4)
Income/(loss) before tax	(40)	(47)	(45)
Income tax (expense) / benefit	40	47	44
Net income / (loss)			0
Revenues
Life insurance gross premiums	(691)	(579)	(546)
Accident and health insurance	(50)	(36)	(20)
General insurance	(122)	(112)	(103)
Total gross premiums	(864)	(727)	(670)
Investment income	(64)	(59)	(58)
Fee and commission income	(218)	(224)	(188)
Other revenues	(10)	(6)	(5)
Total revenues	€ (1,155)	€ (1,016)	€ (921)